The Company and Nature of Operations (Changyou's Business) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 17, 2020
Organization and Nature of Operations [Line Items]
Revenues	$ 1,845,447	$ 1,812,827	$ 1,769,589
Number of shares issued	39,269,000	39,229,000
Number of shares outstanding	39,269,000	39,229,000
TLBB [Member]
Organization and Nature of Operations [Line Items]
Revenues	$ 215,200
Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Revenues	$ 101,100
Product Risk [Member] | Total revenues [Member] | TLBB [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	12.00%
Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	5.00%
Changyou [Member] | Sohu.com Limited [Member]
Organization and Nature of Operations [Line Items]
Voting power held by the Company	95.00%
Changyou [Member] | Sohu.com Limited [Member] | Changyou Merger [Member] | Subsequent Event [Member]
Organization and Nature of Operations [Line Items]
Voting power held by the Company				100.00%
Changyou [Member] | Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Number of shares issued	107,263,420
Number of shares outstanding	107,263,420
Changyou [Member] | Ordinary Shares [Member] | Sohu.com Limited [Member]
Organization and Nature of Operations [Line Items]
Percentage of outstanding equity capital held by the Company	67.00%
Changyou [Member] | Ordinary Shares [Member] | Sohu.com Limited [Member] | Changyou Merger [Member]
Organization and Nature of Operations [Line Items]
Percentage of outstanding equity capital held by the Company				100.00%
Changyou [Member] | Class A Ordinary Shares [Member] | Sohu.com Limited [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	1,500,000
Changyou [Member] | Class A Ordinary Shares [Member] | Public shareholders [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	35,513,420
Changyou [Member] | Class B Ordinary Shares [Member] | Sohu.com Limited [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	70,250,000
Changyou [Member] | ADSs [Member] | Public shareholders [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	35,513,420
Changyou [Member] | Product Risk [Member] | Online game revenues [Member] | TLBB [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	49.00%
Changyou [Member] | Product Risk [Member] | Online game revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	23.00%
Changyou [Member] | Product Risk [Member] | Total revenues [Member] | TLBB [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	47.00%
Changyou [Member] | Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	22.00%